Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Stockholders' Equity
Schedule of option grants, restricted common stock and RSUs issued to members of the Board of Directors for service as a member

The following summarizes option grants, restricted common stock and RSUs issued to members of the Board of Directors for the fiscal years 2002 through the third quarter of fiscal 2015 (in actual amounts) for service as a member:

	August 31, 2015
Granted as of:	Number of options	Exercise price
2002	40,000	$1.00
2002	31,496	$1.27
2003	30,768	$1.30
2004	320,000	$1.58
2005	300,000	$5.91
2006	450,000	$1.02

Number of restricted shares issued
2007	320,000
2008	473,455
2009	371,436
2010	131,828
2011	—
2012	617,449
2013	—
2014	219,678
2015	—

	November 30, 2014
Granted as of:	Number of options	Exercise price
2002	40,000	$1.00
2002	31,496	$1.27
2003	30,768	$1.30
2004	320,000	$1.58
2005	300,000	$5.91
2006	450,000	$1.02

Number of restricted shares issued
2007	320,000
2008	473,455
2009	371,436
2010	131,828
2011	—
2012	617,449
2013	—
2014	219,678

Schedule of stock option activity in the aggregate for the periods

Stock option activity in the aggregate for the periods indicated are as follows (in actual amounts):

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at November 30, 2014	550,000	$5.03
Granted	40,000	0.38
Exercised	—	—
Expired	—	—
Forfeited	(501,667)	5.37	—	—

Outstanding and exercisable at August 31, 2015	88,333	$0.92	2.0	$—

Weighted average per option fair value of options granted during the year		N/A

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value

Outstanding at November 30, 2013	775,000	$4.03
Granted	—	—
Exercised	—	—
Expired	(25,000)	1.58
Forfeited	—	—	—	—

Outstanding and exercisable at August 31, 2014	750,000	$4.12	0.1	$3,000

Weighted average per option fair value of options granted during the year		N/A

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at November 30, 2013	775,000	$4.03
Granted	—	—
Exercised	—	—
Expired	(225,000)	1.62
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2014	550,000	$5.02	0.7	$—

Weighted average per option fair value of options granted during the year		N/A
Outstanding at November 30, 2012	796,794	$3.96
Granted	—	—
Exercised	(21,794)	1.30
Expired	—	—
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2013	775,000	$4.03	1.4	$18,000

Weighted average per option fair value of options granted during the year		N/A

	Options	Weighted average exercise price	Weighted average remaining contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at November 30, 2011	868,290	$3.73
Granted	—	—
Exercised	(20,000)	1.00
Expired	(51,496)	1.17
Forfeited	—	—	—	—

Outstanding and exercisable at November, 2012	796,794	$3.96	2.3	$—

Weighted average per option fair value of options granted during the year		N/A

Schedule of exercise prices for all options outstanding and exercisable
	Options Outstanding and Exercisable
Exercise Price	Number of shares	Weighted-Average Remaining Contractual Life

$0.38	13,333	9.4
$1.02	75,000	0.7

	88,333	2.0

        Exercise prices for options outstanding and exercisable as of November 30, 2014 are as follows:

	Options Outstanding and Exercisable
Exercise Price	Number of shares	Weighted-Average Remaining Contractual Life
$1.02	100,000	1.3
$5.91	450,000	0.5

	550,000	0.7

Summary of stock option activity by plan

The following table summarizes stock option activity by plan for the nine months ended August 31, 2015 and 2014 (in actual amounts):

	Total Number of Shares	2004 Incentive Plan	Restated Plan

Outstanding at November 30, 2014	550,000	550,000	—
Granted	40,000	—	40,000
Exercised	—	—	—
Forfeited / Expired	(501,667)	(475,000)	(26,667)

Outstanding and exercisable at August 31, 2015	88,333	75,000	13,333

Outstanding at November 30, 2013	775,000	775,000	—
Granted	—	—	—
Exercised	—	—	—
Forfeited / Expired	(25,000)	(25,000)	—

Outstanding and exercisable at August 31, 2014	750,000	750,000	—

	Total Number of Shares	2004 Incentive Plan	2000 Director Plan
Outstanding at November 30, 2013	775,000	775,000	—
Granted	—	—	—
Exercised			—
Forfeited / Expired	(225,000)	(225,000)	—

Outstanding and exercisable at November 30, 2014	550,000	550,000	—

Outstanding at November 30, 2012	796,794	775,000	21,794
Granted	—	—	—
Exercised	(21,794)	—	(21,794)
Forfeited / Expired	—	—	—

Outstanding and exercisable at November 30, 2013	775,000	775,000	—

Outstanding at November 30, 2011	868,290	775,000	93,290
Granted	—	—	—
Exercised	(20,000)	—	(20,000)
Forfeited / Expired	(51,496)	—	(51,496)

Outstanding and exercisable at November 30, 2012	796,794	775,000	21,794

Summary of the status of restricted common stock and RSUs and changes

A summary of the status of restricted common stock and RSUs as of November 30, 2014 and November 30, 2013, and changes during the nine months ended August 31, 2015 and 2014, are presented below (in actual amounts):

				Weighted-Average Grant-Date Fair Value
	Restricted Shares	Restricted Stock Units	Total Shares	Restricted Shares	Restricted Stock Units

Outstanding at November 30, 2014	792,303	1,033,851	1,826,154	$1.08	$1.00
Granted	600,000	—	600,000	0.37	—
Issued	(1,142,303)	(380,690)	(1,522,993)	0.87	1.02
Cancelled	—	(204,233)	(204,233)	—	0.93
Forfeited	—	(825)	(825)	—	0.70

Outstanding at August 31, 2015	250,000	448,103	698,103	$0.37	$0.98

Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93
Granted	288,121	362,242	650,363	1.49	1.49
Issued	(450,616)	(600,464)	(1,051,080)	0.95	1.07
Cancelled	—	(312,792)	(312,792)	—	0.97
Forfeited	—	(21,545)	(21,545)	—	0.72

Outstanding at August 31, 2014	792,303	1,088,771	1,881,074	$1.08	$1.03

				Weighted-Average Grant-Date Fair Value
	Restricted Shares	Restricted Stock Units	Total Shares	Restricted Shares	Restricted Stock Units
Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93
Granted	288,121	362,242	650,363	1.49	1.49
Issued	(450,616)	(655,384)	(1,106,000)	0.95	1.11
Cancelled	—	(312,792)	(312,792)	—	0.97
Forfeited	—	(21,545)	(21,545)	—	0.72

Outstanding at November 30, 2014	792,303	1,033,851	1,826,154	$1.08	$1.00

Outstanding at November 30, 2012	844,236	2,713,605	3,557,841	$0.85	$0.87
Granted	420,882	631,059	1,051,941	1.02	1.02
Issued	(310,320)	(1,140,709)	(1,451,029)	0.92	0.89
Cancelled	—	(426,749)	(426,749)	—	0.89
Forfeited	—	(115,876)	(115,876)	—	0.95

Outstanding at November 30, 2013	954,798	1,661,330	2,616,128	$0.90	$0.93

Outstanding at November 30, 2011	464,610	2,542,728	3,007,338	$1.30	$0.98
Granted	670,781	1,871,539	2,542,320	0.66	0.75
Issued	(291,155)	(1,126,519)	(1,417,674)	1.09	0.84
Cancelled	—	(533,955)	(533,955)	—	0.88
Forfeited	—	(40,188)	(40,188)	—	0.77

Outstanding at November 30, 2012	844,236	2,713,605	3,557,841	$0.85	$0.87

Schedule of reconciliation of numerator and denominator of basic and diluted earnings per share

	Three months ended		Nine months ended
	(in thousands, except per share data)		(in thousands, except per share data)
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
Basic earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Income (loss) per common share - basic
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net (loss) income and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

Diluted earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Effect of dilutive securities:
Restricted shares, RSU’s and options	6	518	—	784

Dilutive potential common shares	69,620	68,880	69,314	68,935

Income (loss) per common share - dilutive
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net income (loss) and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

	Year Ended
	November 30, 2014	November 30, 2013	November 30, 2012
	(in thousands, except per share data)
Basic (loss) earnings per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Earnings (loss) per common share—basic
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—basic	$(0.41)	$(0.11)	$0.08

Diluted income (loss) per share computation:
Numerator:
Loss from continuing operations	$(28,482)	$(7,416)	$(2,632)
Income from discontinued operations	766	102	8,197

Net (loss) income	$(27,716)	$(7,314)	$5,565

Denominator:
Weighted average common shares outstanding	68,226	67,163	65,496
Effect of dilutive securities:
Restricted shares, RSU's, convertible securities and options	—	—	1,353

Dilutive potential common shares	68,226	67,163	66,849

Earnings (loss) per common share—diluted
Loss from continuing operations	$(0.42)	$(0.11)	$(0.04)
Earnings from discontinued operations	0.01	0.00	0.12

Earnings (loss) per common share—diluted	$(0.41)	$(0.11)	$0.08